Share Capital and Other Equity Instruments - Schedule of Changes in Number of RSU outstanding (Details) - RSU		1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 31, 2019 shares	May 31, 2019 shares	Mar. 31, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance - beginning of period			17,565	17,565	18,299
Granted	12,564				12,564
Forfeited				(24)	(359)
Released		(8,246)		(10,355)
Paid in cash		(8,246)	(2,948)	(2,948)	(8,246)
Cancelled					(4,249)
Balance - end of period				4,238	18,009